Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of segment reporting
The following table presents Adjusted EBITDA by reportable segment as of December 31, 2024 and December 31, 2023:

	Domestic		International (1)		Total
For the year ended December 31,	2024	2023	2024	2023	2024	2023
Income from continuing operations	$44,840	$71,728	$(24,643)	$(28,845)	$20,197	$42,883
Depreciation and amortization	204,849	173,868	28,384	22,012	233,233	195,880
Other add-backs, net (2)	45,187	64,282	2,183	1,502	47,370	65,784
Adjusted EBITDA	$294,876	$309,878	$5,924	$(5,331)	$300,800	$304,547
Adjusted EBITDA Margin	23.8%	24.1%	5.6%	(8.7)%	22.4%	22.6%

Total Revenues	$1,237,251	$1,285,625	$105,551	$61,007	$1,342,802	$1,346,632

(1) The Company is exposed to foreign currency exchange risk due to fluctuations between the functional currencies of its international subsidiaries and the USD. Additionally, the translation of these subsidiaries’ operating results into USD for reporting purposes introduces further exposure. While these fluctuations are not material to the Company’s consolidated operating results, they may impact the comparability of the Company’s segment results across quarters and year-over-year.

(2) Other add-backs in the current year ended December 31, 2024 primarily include costs related to salaries and benefits, inventory, legal and professional fees and lobbyist/PR spend. Other add-backs for the year ended December 31, 2023 primarily include inventory adjustments, costs related to legal and professional fees and license fees.

The following tables present certain financial information by reportable segment for the years ended December 31, 2024 and December 31, 2023:

For the year ended December 31, 2024	Domestic	International (1)	Total
Revenues, net:
Retail and wholesale revenues	$1,235,580	$101,126	$1,336,706
Management fee income	1,671	4,425	6,096
Total revenues, net	1,237,251	105,551	1,342,802
Cost of goods sold	641,817	61,737	703,554
Gross profit	595,434	43,814	639,248
Total operating expenses	550,594	68,457	619,051
Income (loss) from continuing operations	$44,840	$(24,643)	$20,197

(1) The Company is exposed to foreign currency exchange risk due to fluctuations between the functional currencies of its international subsidiaries and the USD. Additionally, the translation of these subsidiaries’ operating results into USD for reporting purposes introduces further exposure. While these fluctuations are not material to the Company’s consolidated operating results, they may impact the comparability of the Company’s segment results across quarters and year-over-year.

For the year ended December 31, 2023	Domestic	International (1)	Total
Revenues, net:
Retail and wholesale revenues	$1,282,701	$58,077	$1,340,778
Management fee income	2,924	2,930	5,854
Total revenues, net	1,285,625	61,007	1,346,632
Cost of goods sold	693,717	38,466	732,183
Gross profit	591,908	22,541	614,449
Total operating expenses	520,180	51,386	571,566
Income (loss) from continuing operations	$71,728	$(28,845)	$42,883

(1) The Company is exposed to foreign currency exchange risk due to fluctuations between the functional currencies of its international subsidiaries and the USD. Additionally, the translation of these subsidiaries’ operating results into USD for reporting purposes introduces further exposure. While these fluctuations are not material to the Company’s consolidated operating results, they may impact the comparability of the Company’s segment results across quarters and year-over-year.

As the CODM does not review total assets by reportable segment, the following table presents long-lived assets by reportable segment as of December 31, 2024 and December 31, 2023:

	Domestic	International	Total
Long-lived assets as of December 31, 2024	$2,186,287	$333,568	$2,519,855
Long-lived assets as of December 31, 2023	2,349,337	328,636	2,677,973